REGULATORY MATTERS (Details) $ in Thousands	Jun. 30, 2021 USD ($)
REGULATORY MATTERS [Abstract]
The maximum percentage of the Savings Bank's capital surplus allowed for secured loan borrowings	10.00%
Surplus funds not available for dividend purposes	$ 3,400